Deferred tax	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax
25.	Deferred tax

As a result of the acquisition of New Guards, the Group in 2019 recognized a deferred tax liability of $231.7 million on the New Guards acquired intangible assets. The deferred tax release as at December 31, 2020 is equal to $52.0 million of which $39.2 million is in relation to the year ended December 31, 2020 inclusive of the effect on the impairment of the carrying value of intangible brand asset associated with New Guards brand portfolio. As a result of the purchase price allocation exercise arising from the acquisition of Curiosity China, a deferred tax liability of $0.9 million was recognized in 2019 as a temporary difference. The deferred tax release as at December 31, 2020 is equal to $0.2 million of which $0.1 million is in relation to the year ended December 31, 2020. As a result of the purchase price allocation exercise arising from the acquisition of Ambush, a deferred tax liability of $1.3 million has been recognized in 2020 as a temporary difference. The deferred tax release as at December 31, 2020 is equal to $ 0.5 million.

Deferred tax assets of $5.7 million (2019: $5.3 million) mainly relate to inventory write off provision and differences between Italian GAAP and IFRS GAAP in NGG that can be carried forward indefinitely. NGG calculates the tax due for financial statements purposes according to Italian GAAP. Deferred tax assets of $4.1 million (2019: $nil) are related to tax incentives credits available for Farfetch Portugal due to R&D activity and fixed assets investments, which can be carry forward for ten and eight years, respectively. The Group has estimated that deferred tax assets will be recoverable using the future taxable incomes based on the business plans of the Italian and Portuguese subsidiaries.

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

	Note	Deferred tax assets	Deferred tax liabilities
At January 1, 2019		$745	$745
Deferred tax recognized to profit or loss	5	5,324	-
Foreign exchange		(24)	(24)
Deferred tax recognized on acquisition to balance sheet		-	232,573
Released to profit or loss		(721)	(13,505)
At December 31, 2019		$5,324	$219,789
Deferred tax recognized to profit or loss	5	9,860	-
Foreign exchange		614	(4)
Released to profit or loss		(2,178)	(39,087)
Reclassifications to balance sheet		(64)	-
Deferred tax recognized on acquisition to balance sheet		-	1,765
At December 31, 2020		$13,556	$182,463

Deferred tax, net liability at December 31, 2020			$168,907

Unrecognized deferred tax assets

Unutilized trading tax losses

The Group has accumulated unutilized tax losses carried forward as at December 31, 2020 of $953.1 million (2019: $629.1 million). Deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits will be available against which deductible temporary differences can be utilized. Subject to specific legislation regarding changes in ownership and the nature of trade, trading losses are available to be either carried forward indefinitely or for a significant time period.

	Local currency	2019	2019	2020	2020
		Local ‘000	$’000	Local ‘000	$’000
UK trading losses	GBP	404,654	528,694	709,446	739,879
US Net Operating Losses (“NOL”)	USD	79,816	79,816	195,565	195,565
Brazil trading losses	BRL	65,893	16,378	72,760	14,107
Japan trading losses	JPY	343,414	3,151	301,340	2,902
Hong Kong trading losses	HKD	8,051	1,034	5,149	664
			629,073		953,117

UK trading losses are available to be carried forward indefinitely. Legislation has been introduced with effect from April 1, 2017 whereby losses arising after April 1, 2017 can be set against total profits of the Company. The amount of total profits that can be offset by brought forward losses is restricted to the first £5.0 million of profits, and an additional 50% of profits that exceed £5.0 million.

US NOL as at December 31, 2020 $(195.6) million (2019: $(80.0) million) are available to be carried forward for a period of 20 years. The carry forward NOLs start to expire in different years, the first of which is December 31, 2030. NOLs generated after January 1, 2018 have an indefinite carry forward period but are subject to an 80% limitation per year. The Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") (i) removes the 80% limitation on the use of NOLs enacted by the Tax Cuts and Jobs Act of 2017 (the "TCJA") with respect to NOLs carried to any taxable year beginning before January 1, 2021, and thus, NOLs (whether carried forward or carried back) can generally be used to offset fully taxable income in these taxable years; and (ii) provides for a carryback of any NOL arising in a taxable year beginning after December 31, 2017 and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the NOL arose.

Brazil, Japan and Hong Kong trading losses as at December 31, 2020 are available to be carried forward indefinitely but utilization of losses in respect of Brazil and Japan are restricted to 30% and 50% respectively against taxable income in future taxable periods. Japanese NOLs carryforward incurred during fiscal years starting on or after April 1, 2018 can be carried forward only for ten years.

Unutilized future tax deductions on employee share option gains

The Group has an unrecognized gross deferred tax asset of approximately $1,619.0 million (2019: $109.7 million) in respect of a future tax deduction on share options that are unexercised as at December 31, 2020 that when exercised will result in a gain and a potential deduction for corporation tax purposes. A net deferred tax asset of approximately $315.4 million (2019: $19.0 million) will be recognized to the extent that there are sufficient suitable deferred tax liabilities available.

Unutilized future tax deductions on Goodwill

The Group has an unrecognized deferred tax asset of approximately $5.3 million (2019: $5.3 million) in respect of goodwill recognized on the acquisition of Stadium Goods. The unrecognized deferred tax asset results from the future tax deductions available in relation to this item of goodwill exceeding its statements of financial position value. A net deferred tax asset is only recognized where it can be shown that it is probable that future taxable profits will be available against which the Group can utilize the asset.